Fees Summary	Oct. 28, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 5,018.21	[1]
Total Fee Amount	5,018.21
Total Transaction Valuation	36,337,516.91	[2]
Net Fee	$ 0	[1]
Offset Table N/A	N/A

[1]	Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), as modified by Fee Rate Advisory No. 1 for Fiscal Year 2026.
[2]	Calculated as the aggregate maximum purchase price for common shares of beneficial interest, par value $0.01 per share, of Lord Abbett Private Credit Fund (the “Fund”). The fee of $5,018.21 was paid in connection with the filing of the Schedule TO-I by the Fund (File No. 005-94863) on July 30, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.